ACQUISITION OF HORIZON AIRCRAFT, INC. (Narrative) (Details) - Horizon Aircraft Inc. [Member] - USD ($)	1 Months Ended	3 Months Ended
	May 28, 2021	Sep. 27, 2021	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Acquired issued and outstanding shares	5,000,000
Working prototype description	If, following the Closing, Horizon develops a 1:2 scale test prototype of an eVTOL aircraft that can fly in accordance with mutually agreed upon parameters (a “Working Prototype”), then (X) if the Working Prototype is developed within 12 months following Closing, the Company shall issue the current shareholders of Horizon an additional 2,000,000 common shares of the Company or (Y) if the Working Prototype is developed within 18 months following Closing, the Company shall issue the current shareholders of Horizon an additional 1,500,000 common shares of the Company.
Amount of consideration transferred	$ 1,500,000
Assets and liabilities at a value	16,227,753		$ 16,227,753	$ 0
In-Process Research and Development	2,169,000		2,169,000	0
Noncompete Agreements	433,800		433,800	0
Goodwill	$ 14,011,720		$ 14,011,720	$ 0
Subsequent Event [Member]
Business Acquisition [Line Items]
Amount of consideration transferred		$ 765,000